UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global High Yield Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to December 31, 2009

Item 1. Reports to Stockholders.

2

CREDIT SUISSE
INSTITUTIONAL FUND

Annual Report

December 31, 2009

■  CREDIT SUISSE
GLOBAL HIGH YIELD FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report
December 31, 2009 (unaudited)

February 2, 2010

Dear Shareholder:

Performance Summary
01/01/09 – 12/31/09

Fund & Benchmark	Performance
Credit Suisse Global High Yield Fund[1]	50.17%
BofA Merrill Lynch Global High Yield Master Constrained Index (fully hedged)[2]	60.91%

Market Review: Increased supply and demand on the back of a strong market

The year ended December 31, 2009, was a positive one for the high yield bond market. Stabilizing credit fundamentals, improved liquidity, and increased demand for debt products with larger spreads resulted in an extraordinary recovery in both credit and equity markets and led the high yield bond market to post monthly gains throughout much of the year. The BofA Merrill Global High Yield Master Constrained Index returned 60.91% for 2009 — the best year in the history of the Index. For the same time period, global high yield spreads tightened 1,139 basis points compared to Treasuries to end the period at +677 basis points, while yields ended the year at 9.30%.

Throughout much of 2009, improvements in high yield returns were driven by the riskiest, most aggressive segments of the market. CCC-rated securities in the index led the rally, returning 116.29% for the year. Similarly, BB-rated and B-rated securities returned 48.53% and 52.91%, respectively, for the same time period.

Although high yield default rates rose throughout the year (Moody's reported December 2009 defaults at 12.5%), actual high yield defaults slowed — only one company defaulted in December (according to JPMorgan). This compares with an average of 15 defaults per month during January-April 2009, and 10 defaults per month during May-August 2009. Bank of America Merrill Lynch's distress ratio (defined as the proportion of bonds trading at spreads of more than 1,000 basis points over U.S. Treasuries) has been falling steadily throughout the year to end December at 17.9% — down from its high of 83.6% in November 2008. Finally, the most recent Federal Loan Officers Survey (done in September 2009) reflects a marked decreased in the tightening of lending standards. The net percent of respondents reporting tightening standards dropped to 16.1% for small companies, and 14.0% for large and medium-sized firms. In comparison, these figures stood at 74.5% and 83.6%, respectively, at their highs in September 2008.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

After being virtually shut down at the end of 2008, the new issue market began the year slowly. As the year progressed, activity picked up and there was a material increase in diversity among issuers — with lower-rated, more cyclical companies able to access the public debt market for the first time since the summer of 2008. A total of $180.7 billion in high yield bonds were issued in 2009, easily surpassing 2004's record of $158.2 billion. Against this backdrop of increased supply, demand for high yield debt products was strong throughout much of 2009, with AMG Data Services reporting that high yield mutual funds experienced inflows totaling more than $32.7 billion.

Strategic Review and Outlook: Anticipating a return to fundamentals will drive the market

For the annual period ended December 31, 2009, the Fund underperformed its benchmark. Superior security selection in the printing and publishing, forestry, and wireless telecom sectors contributed positively to returns. Conversely, an underweight to the more volatile finance sectors hurt relative returns. Security selection in the energy-exploration and production, integrated telecom, and pharmaceutical sectors also detracted from relative performance. Lastly, the portfolio's underweight positions in the most aggressive segments of the high yield market — namely CC and C-rated securities — also detracted from relative performance.

Against the more positive backdrop in 2009, portfolio construction remained selective and we continued to opportunistically pare back exposures to riskier companies following the market's rally. In addition, we have taken advantage of opportunities in the new issue market at attractive yields, especially in more senior bonds. Portfolio exposures reflect a more positive view on the technology, cable, and telecommunications sectors. However, we remain cautious with respect to consumer-driven industries and have sought to limit exposures to those sectors.

The reopening of both debt and equity capital markets has made capital available to a broad range of companies, allowing many below-investment-grade issuers to refinance and extend debt maturities. This improved liquidity, combined with a stabilizing fundamental backdrop, has decreased expectations for upcoming defaults significantly. Moody's is currently forecasting that the December 2010 global default rate will decline from its current rate of 12.5% to 3.3%. Additionally, recovery rates (i.e., the price at which a defaulted security trades one month post default) have also begun to rise from early 2009 figures. Given this backdrop of declining defaults, a stabilizing economy, and yields that remain above historical averages despite the rally, we remain constructive in our general outlook for high yield bonds. However, security selection will become

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

increasingly important going forward, as we expect that issuer fundamentals, rather than technical factors, will drive credit markets in 2010. This return to fundamentals will likely result in greater price dispersion among issuers and, as a result, will continue to warrant a selective approach.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Fund may involve a greater degree of risk than other funds that invest in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

Comparison of Change in Value of $3 Million Investment in the
Credit Suisse Global High Yield Fund1 and the BofA Merrill Lynch
Global High Yield Constrained Index2 for Ten Years.

Average Annual Returns as of December 31, 20091

1 Year	5 Years	10 Years	Since Inception[3]
50.17%	5.06%	5.36%	6.61%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.46%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.70%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The BofA Merrill Lynch Global High Yield Constrained Index (fully hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Investors cannot invest directly in an index.

3  Inception date 02/26/93.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended December 31, 2009

Actual Fund Return
Beginning Account Value 7/1/09	$1,000.00
Ending Account Value 12/31/09	$1,205.20
Expenses Paid per $1,000*	$3.89
Hypothetical 5% Fund Return
Beginning Account Value 7/1/09	$1,000.00
Ending Account Value 12/31/09	$1,021.68
Expenses Paid per $1,000*	$3.57
Annualized Expense Ratio*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global High Yield Fund
Annual Investment Adviser's Report (continued)
December 31, 2009 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	0.4%
BB	26.4%
B	46.0%
CCC	18.6%
CC	0.7%
C	0.2%
D	1.7%
NR	3.1%
Subtotal	97.1%
Short-Term Investments	2.9%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Global High Yield Fund
Schedule of Investments
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (81.7%)
Aerospace & Defense (1.4%)
$100	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB, Ba3)	07/01/18	8.500	$106,250
175	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC-, Caa3)	04/01/15	8.500	124,250
70	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	67,550
100	Spirit Aerosystems, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.75)‡	(BB, B2)	10/01/17	7.500	99,000
					397,050
Auto Loans (1.8%)
175	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes§	(B-, B3)	08/01/12	7.500	176,582
200	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B-, B3)	10/01/13	7.000	199,860
150	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B-, B3)	12/15/16	8.000	150,397
					526,839
Auto Parts & Equipment (1.2%)
50	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (01/15/14 @ $104.63)‡	(B-, B2)	01/15/17	9.250	51,000
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Caa3)	03/01/17	7.875	63,750
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	100,650
100	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)§	(B+, B1)	07/01/15	9.000	104,500
25	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	27,750
					347,650
Banks (2.9%)
34	CIT Group, Inc., Senior Secured Notes (Callable 01/01/10 @ $103.50)	(NR, NR)	05/01/13	7.000	31,610
50	CIT Group, Inc., Senior Secured Notes (Callable 01/01/10 @ $103.50)§	(NR, NR)	05/01/14	7.000	46,975
50	CIT Group, Inc., Senior Secured Notes (Callable 01/01/10 @ $103.50)	(NR, NR)	05/01/15	7.000	45,399

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Banks
$84	CIT Group, Inc., Senior Secured Notes (Callable 01/01/10 @ $103.50)	(NR, NR)	05/01/16	7.000	$74,405
118	CIT Group, Inc., Senior Secured Notes (Callable 01/01/10 @ $103.50)§	(NR, NR)	05/01/17	7.000	102,696
150	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	03/02/11	7.250	150,000
189	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	04/01/11	6.000	187,110
13	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/31/13	7.500	12,675
211	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/01/14	6.750	202,560
15	GMAC, Inc., Rule 144A, Subordinated Notes‡	(CC, Ca)	12/31/18	8.000	13,350
					866,780
Beverages (0.4%)
100	CEDC Finance Corp. International, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $104.56)‡	(B+, B1)	12/01/16	9.125	103,500
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(CCC, B3)	12/01/15	7.875	70,219
Building & Construction (1.3%)
52	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	15,600
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/10 @ $100.00)	(D, Caa2)	04/15/12	8.375	94,500
75	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	53,250
175	Standard Pacific Corp., Company Guaranteed Notes	(CCC, Caa1)	04/01/14	6.250	153,125
75	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $100.00)	(CC, Caa3)	12/15/12	7.625	51,750
					368,225
Building Materials (1.6%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/10 @ $102.58)	(BB, Ba3)	08/01/14	7.750	99,500
150	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	142,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Building Materials
$125	Headwaters, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/12 @ $105.69)§‡	(B+, B2)	11/01/14	11.375	$130,937
100	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25)‡	(B-, B2)	12/15/15	10.500	103,000
					475,937
Chemicals (3.4%)
75	Ashland, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/13 @ $104.56)‡	(BB-, Ba3)	06/01/17	9.125	82,500
125	Koppers, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $103.94)‡	(B, B1)	12/01/19	7.875	126,875
40	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	38,700
81	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)§‡	(CCC-, B3)	06/15/14	12.500	89,505
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	73,890
25	Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)§‡	(BB-, Ba2)	05/15/17	8.250	26,687
100	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/10 @ $103.00)§	(B, B2)	02/01/14	9.000	102,500
100	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	103,500
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	84,500
75	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(B, B2)	11/01/17	8.750	78,469
175	Terra Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.88)‡	(BB, B1)	11/01/19	7.750	188,125
					995,251
Computer Hardware (0.2%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	71,156
Consumer Products (1.0%)
125	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡	(CCC, Caa2)	10/01/12	10.250	125,938

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Consumer Products
$75	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	$74,250
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B, B3)	04/15/12	9.250	101,875
					302,063
Diversified Capital Goods (3.2%)
75	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	71,719
75	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	83,250
100	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	106,125
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B+, B3)	10/01/12	9.875	100,750
125	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	125,000
100	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B-, Caa1)	06/01/17	7.375	93,000
75	Rexnord LLC, Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	75,562
75	Sensus USA, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	76,969
50	SPX Corp., Global Senior Unsecured Notes	(BB, Ba2)	12/15/14	7.625	51,750
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	98,500
75	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡	(B-, Caa1)	12/15/17	9.750	73,969
					956,594
Electric - Generation (5.3%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B3)	05/01/16	8.375	191,000
25	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/17	7.000	19,875
250	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	190,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Generation
$200	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	$191,000
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	175,875
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(BB-, B1)	02/01/14	7.250	76,125
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	50,187
625	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	509,375
175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	142,625
					1,546,687
Electric - Integrated (0.6%)
150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	154,688
25	The AES Corp., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	04/15/16	9.750	27,500
					182,188
Electronics (2.0%)
100	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)§	(CCC, Caa2)	12/15/14	8.875	92,250
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	43,000
75	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	79,125
125	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC, B2)	03/01/16	8.125	125,313
125	Viasystems, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	125,781
125	Viasystems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $106.00)‡	(B+, B3)	01/15/15	12.000	134,531
					600,000
Energy - Exploration & Production (5.9%)
100	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	99,000
75	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)	(B+, B1)	07/15/16	9.875	80,250
75	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	75,938
125	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	125,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Energy - Exploration & Production
$125	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	$128,437
75	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	79,125
75	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	80,437
150	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	150,750
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $100.00)	(BB-, B1)	05/01/14	7.750	101,750
100	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	102,000
75	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	72,375
100	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	109,500
175	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	177,625
75	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	75,409
75	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	76,688
100	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $102.25)	(B, Caa1)	12/15/14	6.750	89,750
125	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	126,094
					1,750,753
Environmental (0.5%)
75	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	81,562
50	Clean Harbors, Inc., Global Senior Secured Notes (Callable 08/15/12 @ $103.81)	(BB-, Ba2)	08/15/16	7.625	50,938
					132,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Food & Drug Retailers (1.6%)
$100	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	$104,500
200	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	177,000
75	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)	(B+, B3)	06/12/16	9.750	81,750
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)§	(B+, B2)	04/15/15	7.750	25,500
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B+, B2)	06/15/12	8.125	50,750
25	SUPERVALU, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/16	8.000	25,500
					465,000
Food - Wholesale (1.5%)
50	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/10 @ $102.50)	(B, Caa2)	11/01/14	7.500	49,750
9	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa1)	03/15/11	8.875	9,079
75	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.00)‡	(B+, B2)	10/01/16	8.000	76,500
100	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63)‡	(CCC+, Caa2)	04/01/15	9.250	102,000
75	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(B+, Ba3)	07/15/14	10.000	81,750
120	Southern States Cooperative, Inc., Rule 144A, Senior Notes‡	(B+, B3)	11/01/11	11.000	120,300
					439,379
Forestry & Paper (1.8%)
90	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	81,562
75	NewPage Corp., Global Secured Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa2)	05/01/12	10.000	54,000
225	NewPage Corp., Rule 144A, Senior Secured Notes (Callable 03/31/12 @ $105.00)‡	(CCC+, B2)	12/31/14	11.375	228,375

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Forestry & Paper
$75	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	$66,750
100	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B-, B2)	08/01/14	9.125	96,000
					526,687
Gaming (3.8%)
75	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	13,500
25	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	03/15/10	7.875	25,000
100	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	100,500
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	81,625
23	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	15,353
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	57,000
60	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	900
35	Harrahs Escrow Corp., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $105.62)‡	(B-, Caa1)	06/01/17	11.250	36,794
100	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	41,875
100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	93,750
50	Majestic Star Casino Capital Corp., Senior Secured Notesø	(D, NR)	10/15/10	9.500	33,062
125	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)ø‡	(D, NR)	11/15/15	8.500	31,250
75	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	06/01/16	7.500	58,875
25	MGM Mirage, Inc., Global Company Guaranteed Notes§	(CCC+, Caa2)	04/01/13	6.750	21,688
75	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	83,437

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gaming
$175	MTR Gaming Group, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/11 @ $106.31)‡	(B, B2)	07/15/14	12.625	$169,312
75	Peninsula Gaming LLC, Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $104.19)‡	(BB, Ba2)	08/15/15	8.375	75,187
75	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)§‡	(B, B3)	08/15/17	10.750	75,750
60	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	338
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	98,250
					1,113,446
Gas Distribution (1.7%)
125	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	125,625
50	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	49,650
125	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	127,500
75	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	77,625
125	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	124,531
					504,931
Health Facilities (5.3%)
75	Alliance HealthCare Services, Inc., Rule 144A, Senior Notes (Callable 12/01/12 @ $104.00)‡	(B, B3)	12/01/16	8.000	73,500
100	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	106,000
125	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	138,750
50	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	51,875

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Facilities
$75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	$75,562
375	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	403,594
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	109,250
75	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	77,062
75	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	74,250
250	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.44)‡	(BB-, B2)	07/01/19	8.875	271,250
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	24,750
75	Vanguard Health Holding Co. II LLC, Global Company Guaranteed Notes (Callable 10/01/10 @ $103.00)	(CCC+, Caa1)	10/01/14	9.000	78,094
75	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	78,375
					1,562,312
Health Services (0.7%)
50	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(B, Caa1)	03/15/16	0.000	50,750
75	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	74,625
25	Service Corporation International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	24,750
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	3.859	42,375
					192,500
Hotels (0.4%)
100	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)§‡	(BB+, Ba1)	05/15/17	9.000	108,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Leisure (0.4%)
$51	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)ø‡	(D, NR)	07/15/16	12.250	$54,570
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	48,938
					103,508
Machinery (1.5%)
125	Altra Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $106.09)‡	(B+, B1)	12/01/16	8.125	128,906
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	102,750
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BB+, Ba3)	03/01/14	7.125	51,000
75	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	79,500
75	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	72,563
					434,719
Media - Broadcast (1.8%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/10 @ $100.00)§	(B-, Caa1)	12/15/12	7.750	74,156
80	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	56,600
50	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC-, Ca)	09/15/14	5.500	33,000
125	Clear Channel Worldwide Holdings, Inc. Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	129,375
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	96,375
75	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/10 @ $100.00)‡	(BB, Ba3)	09/01/12	8.750	76,781
63	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	55,651

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Broadcast
$100	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	$350
					522,288
Media - Cable (3.4%)
200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	200,250
91	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, NR)	11/30/16	13.500	108,006
125	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	126,875
100	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(BB-, B1)	04/30/12	8.000	103,250
150	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	162,187
150	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	151,688
50	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	52,625
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	50,750
50	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡	(B-, B3)	08/15/19	9.125	51,250
					1,006,881
Media - Diversified (0.3%)
75	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	73,219
Media - Services (0.9%)
75	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, B2)	08/15/15	6.625	72,375
100	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	112,250
75	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	80,719
					265,344

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel (0.7%)
$100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	$772
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	187
100	Cloud Peak Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/13 @ $104.13)‡	(BB-, B1)	12/15/17	8.250	100,500
135	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(D, Caa2)	05/15/15	5.274	105,101
					206,560
Oil Field Equipment & Services (2.3%)
100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	99,500
100	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(NR, B2)	02/15/15	7.750	97,500
75	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa1)	01/15/15	12.250	74,063
75	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B+, B3)	01/15/16	9.500	77,250
25	Hornbeck Offshore Services, Inc., Rule 144A, Senior Notes (Callable 09/01/13 @ $104.00)‡	(BB-, Ba3)	09/01/17	8.000	25,125
80	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)	(BB-, Ba3)	12/01/14	6.125	75,100
75	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	75,562
75	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	73,688
75	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/10 @ $101.60)	(B+, B2)	10/01/13	9.625	77,437
					675,225

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Oil Refining & Marketing (0.6%)
$75	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	$78,000
125	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	112,500
					190,500
Packaging (0.9%)
100	Ball Corp., Company Guaranteed Notes (Callable 09/01/14 @ $103.69)	(BB+, Ba1)	09/01/19	7.375	103,250
90	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC, Caa1)	09/15/14	8.875	87,975
75	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)	(CCC+, Caa1)	10/15/14	9.875	76,875
					268,100
Printing & Publishing (0.6%)
85	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	81,706
150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(NR, NR)	11/15/16	8.000	11,250
200	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø	(D, NR)	02/15/17	9.000	3,250
85	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	85,213
					181,419
Railroads (0.5%)
75	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	78,094
67	RailAmerica, Inc., Global Senior Secured Notes (07/01/13 @ $104.63)	(BB-, B1)	07/01/17	9.250	71,606
					149,700
Software/Services (2.9%)
150	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	155,437
150	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)§	(B-, Caa1)	09/24/15	9.875	140,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Software/Services
$75	JDA Software Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/12 @ $104.00)‡	(BB-, B1)	12/15/14	8.000	$76,875
25	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	26,719
150	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	160,500
41	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB-, Ba3)	09/15/15	14.250	47,970
49	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	56,840
200	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	189,250
					854,216
Specialty Retail (2.3%)
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	71,063
100	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(CCC-, Caa3)	10/15/12	12.000	67,000
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, Caa2)	11/01/14	10.000	26,000
75	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa3)	11/01/16	11.375	79,312
125	QVC, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $103.75)‡	(BB+, Ba2)	10/01/19	7.500	128,125
110	Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.66)	(B+, B3)	12/15/13	10.625	115,225
125	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa3)	10/15/15	10.375	123,125
75	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	74,812
					684,662
Steel Producers/Products (0.7%)
100	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	105,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Steel Producers/Products
$100	Steel Dynamics, Inc., Global Senior Unsecured Notes (Callable 04/15/12 @ $103.88)	(BB+, Ba2)	04/15/16	8.250	$104,625
					209,625
Support-Services (2.7%)
75	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)§	(B, B3)	02/01/15	8.500	77,625
100	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	100,625
100	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B1)	02/15/13	9.500	101,750
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	51,000
25	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/10 @ $101.10)	(B+, B2)	01/01/16	6.625	24,625
100	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $108.25)‡	(B-, B3)	11/15/19	8.250	101,750
100	Sotheby's, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	95,500
75	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(CCC+, B2)	01/01/14	8.875	77,063
105	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	108,937
75	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.33)	(CCC+, Caa1)	02/15/14	7.000	68,250
					807,125
Telecom - Integrated/Services (4.1%)
125	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	124,063
75	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	73,313
125	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	129,687
325	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	335,562

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Integrated/Services
$125	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	4.601	$95,000
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC, Caa1)	03/15/13	12.250	53,250
125	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	120,938
175	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)§‡	(B+, Ba3)	10/01/15	8.000	180,687
100	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	102,250
					1,214,750
Telecom - Wireless (4.0%)
25	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	25,250
75	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)§	(B+, Ba2)	05/15/16	7.750	75,188
100	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	103,375
70	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)§	(B, B3)	11/01/14	9.250	71,225
450	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	422,437
75	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)‡	(BB-, Ba2)	08/15/16	8.000	78,750
50	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)‡	(BB-, Ba2)	08/15/19	8.250	53,250
250	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba3)	12/01/16	6.000	229,375
125	Viasat, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/12 @ $106.66)‡	(B, B1)	09/15/16	8.875	129,375
					1,188,225
Textiles & Apparel (0.5%)
75	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	79,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Textiles & Apparel
$75	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/10 @ $101.35)	(BB+, Ba3)	05/01/13	8.125	$76,875
					156,000
Theaters & Entertainment (0.3%)
50	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	48,000
50	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	51,250
					99,250
Tobacco (0.3%)
75	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	79,125
Transportation - Excluding Air/Rail (0.3%)
100	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	101,409
TOTAL U.S. CORPORATE BONDS (Cost $24,108,074)					24,078,122
FOREIGN CORPORATE BONDS (12.1%)
Aerospace & Defense (0.4%)
125	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	124,375
Chemicals (1.2%)
225	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B-, B2)	09/15/13	2.254	214,875
200	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	135,500
					350,375
Computer Hardware (0.2%)
50	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00) (Cayman Islands)‡	(BB+, Ba1)	05/01/14	10.000	55,500
Electronics (0.8%)
100	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B+, Ba3)	12/01/15	11.875	110,625
150	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	136,875
					247,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Energy - Exploration & Production (0.2%)
$75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	$62,156
Environmental (0.6%)
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17) (Canada)	(B-, Caa1)	04/15/14	9.500	183,750
Forestry & Paper (0.7%)
250	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(NR, NR)	06/15/11	7.750	37,188
50	Cascades, Inc., Rule 144A, Senior Notes (Callable 12/15/13 @ $103.88) (Canada)‡	(B+, Ba3)	12/15/17	7.750	50,750
125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	120,781
					208,719
Gaming (0.9%)
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B, B2)	06/15/15	8.250	191,539
50	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) (South Africa)‡	(B, B3)	04/30/14	7.750	63,129
					254,668
Media - Cable (2.6%)
125	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B+, B2)	02/15/15	10.125	190,104
100	UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany)‡	(BB-, B1)	12/01/17	8.125	147,062
75	Videotron Ltee, Rule 144A, Company Guaranteed Notes (Callable 04/15/13 @ $104.56) (Canada)‡	(BB-, Ba2)	04/15/18	9.125	82,875
175	Virgin Media Finance PLC, Company Guaranteed Notes (Callable 10/15/14 @ $104.44) (United Kingdom)	(B, B2)	10/15/19	8.875	289,663
26	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B, B2)	04/15/14	9.750	43,662
					753,366

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Media - Diversified (0.3%)
$100	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	$100,250
Metals & Mining (0.3%)
50	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/13 @ $105.13) (Canada)	(BB+, Ba2)	05/15/16	10.250	58,500
25	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BB+, Ba2)	05/15/19	10.750	30,000
					88,500
Oil Field Equipment & Services (0.3%)
100	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	99,750
Packaging (0.3%)
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)‡	(B-, B3)	09/15/14	9.250	74,966
Support-Services (0.3%)
50	ISS Financing PLC, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.50) (United Kingdom)‡	(B, NR)	06/15/14	11.000	77,656
Telecom - Integrated/Services (1.3%)
150	BCM Ireland Finance, Ltd., Rule 144A, Senior Secured Notes (Ireland)#‡	(CCC+, B3)	08/15/16	5.714	159,257
170	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	175,100
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg)#ø‡	(D, C)	01/15/15	6.034	3,500
50	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/10 @ $104.44) (Bermuda)	(B+, B3)	01/15/15	8.875	52,000
					389,857
Telecom - Wireless (0.5%)
50	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	54,875

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Telecom - Wireless
$50	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	$78,373
					133,248
Textiles & Apparel (0.2%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	53,086
Transportation - Excluding Air/Rail (1.0%)
150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	150,000
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.42 (Bermuda)	(B+, B1)	12/15/13	8.500	142,312
					292,312
TOTAL FOREIGN CORPORATE BONDS (Cost $3,815,919)					3,550,034
BANK LOAN (0.4%)
Energy - Exploration & Production (0.4%)
114	ATP Oil & Gas (Cost $85,164)	(NR, NR)	07/15/14	5.75	110,252
Number of Shares
COMMON STOCKS (0.5%)
Automobile Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^				6,644
Banks (0.3%)
2,894	CIT Group, Inc.*				79,903
Media - Cable (0.2%)
1,331	Charter Communications, Inc.*§				47,251
Software/Services (0.0%)
293	Unisys Corp.*				11,294
TOTAL COMMON STOCKS (Cost $124,934)					145,092
PREFERRED STOCK (0.1%)
Banks (0.1%)
62	GMAC, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡ (Cost $12,385)				40,870
WARRANTS (0.0%)
Media - Cable (0.0%)
186	Charter Communications, Inc.,* strike price $5.00, expires 11/30/14 (Cost $930)				930

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
December 31, 2009

Number of Shares		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS (15.0%)
3,583,503	State Street Navigator Prime Portfolio§§			$3,583,503
Par (000)
$825	State Street Bank and Trust Co. Euro Time Deposit	01/04/10	0.010	825,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,408,503)				4,408,503
TOTAL INVESTMENTS AT VALUE (109.8%) (Cost $32,555,909)				32,333,803
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.8%)				(2,879,633)
NET ASSETS (100.0%)				$29,454,170

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities amounted to a value of $8,943,861 or 30.4% of net assets.

+  Step Bond — The interest rate is as of December 31, 2009 and will reset at a future date.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate is the rate as of December 31, 2009.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

ø  Bond is currently in default.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Assets and Liabilities
December 31, 2009

Assets
Investments at value, including collateral for securities on loan of $3,583,503 (Cost $32,555,909) (Note 2)	$32,333,803[1]
Cash	323
Foreign currency at value (cost $196,362)	197,192
Interest receivable	554,829
Unrealized appreciation on forward currency contracts (Note 2)	45,777
Receivable for fund shares sold	19,580
Receivable for investments sold	249
Prepaid expenses and other assets	17,402
Total Assets	33,169,155
Liabilities
Advisory fee payable (Note 3)	307
Administrative services fee payable (Note 3)	10,132
Payable upon return of securities loaned (Note 2)	3,583,503
Dividend payable	60,751
Payable for fund shares redeemed	5,895
Directors' fee payable	2,729
Other accrued expenses payable	51,668
Total Liabilities	3,714,985
Net Assets
Capital stock, $.001 par value (Note 6)	3,421
Paid-in capital (Note 6)	70,451,201
Accumulated net investment loss	(206,602)
Accumulated net realized loss on investments and foreign currency transactions	(40,617,382)
Net unrealized depreciation on investments and foreign currency translations	(176,468)
Net Assets	$29,454,170
Shares outstanding	3,421,019
Net asset value, offering price and redemption price per share	$8.61

1  Including $3,510,074 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Operations
For the Year Ended December 31, 2009

Investment Income (Note 3)
Interest	$2,930,858
Dividends	4,816
Securities lending	1,014
Total investment income	2,936,688
Expenses
Investment advisory fees (Note 3)	201,501
Administrative services fees (Note 3)	63,512
Audit and tax fees	34,704
Legal fees	33,589
Registration fees	29,980
Printing fees (Note 3)	17,158
Directors' fees	16,878
Custodian fees	10,476
Transfer agent fees	3,604
Insurance expense	2,378
Interest expense (Note 4)	1,161
Commitment fees (Note 4)	888
Miscellaneous expense	4,447
Total expenses	420,276
Less: fees waived and expenses reimbursed (Note 3)	(218,775)
Net expenses	201,501
Net investment income	2,735,187
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(2,134,741)
Net realized loss from foreign currency transactions	(7,508)
Net change in unrealized appreciation (depreciation) from investments	11,202,013
Net change in unrealized appreciation (depreciation) from foreign currency translations	6,112
Net realized and unrealized gain from investments and foreign currency related items	9,065,876
Net increase in net assets resulting from operations	$11,801,063

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statements of Changes in Net Assets

	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
From Operations
Net investment income	$2,735,187	$3,000,995
Net realized loss from investments and foreign currency transactions	(2,142,249)	(2,941,741)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	11,208,125	(9,057,380)
Net increase (decrease) in net assets resulting from operations	11,801,063	(8,998,126)
From Dividends
Dividends from net investment income	(3,055,599)	(3,005,159)
Net decrease in net assets resulting from dividends	(3,055,599)	(3,005,159)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,151,920	13,839,556
Reinvestment of dividends	2,929,399	2,877,664
Net asset value of shares redeemed	(12,241,624)[1]	(17,681,030)[2]
Net decrease in net assets from capital share transactions	(4,160,305)	(963,810)
Net increase (decrease) in net assets	4,585,159	(12,967,095)
Net Assets
Beginning of year	24,869,011	37,836,106
End of year	$29,454,170	$24,869,011
Undistributed (accumulated) net investment income (loss)	$(206,602)	$25,090

1  Net of $535 of redemption fees retained by the Fund.

2  Net of $28,193 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Financial Highlights
(For an Institutional Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$6.37	$9.57	$10.19	$9.96	$10.65
INVESTMENT OPERATIONS
Net investment income	0.74	0.79	0.85	0.79	0.81
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	2.33	(3.19)	(0.57)	0.19	(0.55)
Total from investment operations	3.07	(2.40)	0.28	0.98	0.26
LESS DIVIDENDS
Dividends from net investment income	(0.83)	(0.80)	(0.90)	(0.75)	(0.95)
Net asset value, end of year	$8.61	$6.37	$9.57	$10.19	$9.96
Total return[1]	50.17%	(26.51)%	2.61%	10.21%	2.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$29,454	$24,869	$37,836	$44,111	$29,248
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	9.50%	9.10%	8.04%	7.52%	7.96%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.76%	0.72%	0.54%	0.61%	0.68%
Portfolio turnover rate	81%	36%	46%	69%	71%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Notes to Financial Statements
December 31, 2009

Note 1. Organization

Credit Suisse Global High Yield Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks high total return. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares and Institutional Class shares. The Fund currently offers only Institutional Class shares.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$397,050	$—	$397,050
Auto Loans	—	526,839	—	526,839
Auto Parts & Equipment	—	347,650	—	347,650
Banks	—	866,780	—	866,780
Beverages	—	103,500	—	103,500
Brokerage	—	70,219	—	70,219
Building & Construction	—	368,225	—	368,225

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

	Level 1	Level 2	Level 3	Total
Building Materials	$—	$475,937	$—	$475,937
Chemicals	—	995,251	—	995,251
Computer Hardware	—	71,156	—	71,156
Consumer Products	—	302,063	—	302,063
Diversified Capital Goods	—	956,594	—	956,594
Electric - Generation	—	1,546,687	—	1,546,687
Electric - Integrated	—	182,188	—	182,188
Electronics	—	600,000	—	600,000
Energy - Exploration & Production	—	1,750,753	—	1,750,753
Environmental	—	132,500	—	132,500
Food & Drug Retailers	—	465,000	—	465,000
Food - Wholesale	—	439,379	—	439,379
Forestry & Paper	—	526,687	—	526,687
Gaming	—	1,113,446	—	1,113,446
Gas Distribution	—	504,931	—	504,931
Health Facilities	—	1,562,312	—	1,562,312
Health Services	—	192,500	—	192,500
Hotels	—	108,625	—	108,625
Leisure	—	103,508	—	103,508
Machinery	—	434,719	—	434,719
Media - Broadcast	—	522,288	—	522,288
Media - Cable	—	1,006,881	—	1,006,881
Media - Diversified	—	73,219	—	73,219
Media - Services	—	265,344	—	265,344
Metals & Mining - Excluding Steel	—	206,560	—	206,560
Oil Field Equipment & Services	—	675,225	—	675,225
Oil Refining & Marketing	—	190,500	—	190,500
Packaging	—	268,100	—	268,100
Printing & Publishing	—	181,419	—	181,419
Railroads	—	149,700	—	149,700
Software/Services	—	854,216	—	854,216
Specialty Retail	—	684,662	—	684,662
Steel Producers/Products	—	209,625	—	209,625
Support-Services	—	807,125	—	807,125
Telecom - Integrated/Services	—	1,214,750	—	1,214,750
Telecom - Wireless	—	1,188,225	—	1,188,225
Textiles & Apparel	—	156,000	—	156,000
Theaters & Entertainment	—	99,250	—	99,250
Tobacco	—	79,125	—	79,125
Transportation - Excluding Air/Rail	—	101,409	—	101,409
Foreign Corporate Bonds
Aerospace & Defense	—	124,375	—	124,375
Chemicals	—	350,375	—	350,375
Computer Hardware	—	55,500	—	55,500
Electronics	—	247,500	—	247,500
Energy - Exploration & Production	—	62,156	—	62,156
Environmental	—	183,750	—	183,750
Forestry & Paper	—	208,719	—	208,719
Gaming	—	254,668	—	254,668
Media - Cable	—	753,366	—	753,366
Media - Diversified	—	100,250	—	100,250
Metals & Mining	—	88,500	—	88,500

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

	Level 1	Level 2	Level 3	Total
Oil Field Equipment & Services	$—	$99,750	$—	$99,750
Packaging	—	74,966	—	74,966
Support-Services	—	77,656	—	77,656
Telecom - Integrated/Services	—	389,857	—	389,857
Telecom - Wireless	—	133,248	—	133,248
Textiles & Apparel	—	53,086	—	53,086
Transportation - Excluding Air/Rail	—	292,312	—	292,312
Bank Loan
Energy - Exploration & Production	—	110,252	—	110,252
Common Stocks
Automobile Parts & Equipment	—	—	6,644	6,644
Banks	79,903	—	—	79,903
Media - Cable	47,251	—	—	47,251
Software/Services	11,294	—	—	11,294
Preferred Stock
Banks	40,870	—	—	40,870
Warrants
Media - Cable	930	—	—	930
Short-Term Investments	3,583,503	825,000	—	4,408,503
Other Financial Instruments*
Forward Foreign Currency Contracts	—	45,777	—	45,777
	$3,763,751	$28,609,185	$6,644	$32,379,580

*Other financial instruments include futures, forwards and swap contracts.

As of December 31, 2009, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.02% of net assets.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of December 31, 2009

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$45,777	*	Liabilities - Unrealized Depreciation	$0

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(48,098)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$10,782

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

December 31, 2009, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	1,044,287	EUR	701,000	01/15/10	$(1,044,287)	$(1,005,748)	$38,539
USD	123,015	EUR	82,000	01/15/10	(123,015)	(117,648)	5,367
USD	250,614	GBP	157,000	01/15/10	(250,614)	(253,517)	(2,903)
USD	287,357	GBP	175,000	01/15/10	(287,357)	(282,583)	4,774
Total							$45,777

Currency Abbreviations:
EUR = Euro Currency
GBP = British Pound
USD = United States Dollar

J) CREDIT DEFAULT SWAPS — The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. At December 31, 2009, the Fund had no outstanding credit default swap contracts.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 2. Significant Accounting Policies

agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2009, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,411, of which $138 was rebated to borrowers (brokers). The Fund retained $1,014 in income from the cash collateral investment, and SSB, as lending agent, was paid $259. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets. For the year ended December 31, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$201,501	$(201,501)	$0	$(17,274)

Credit Suisse will not recapture from the Fund any fees it waived or expenses it reimbursed during the year ended December 31, 2009. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $63,512.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended December 31, 2009, Merrill was paid $18,610 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 4. Line of Credit

amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At December 31, 2009, the Fund had no borrowings under the Credit Facility. During the year ended December 31, 2009, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,447,700	1.443%	$2,985,000

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2009, purchases and sales of investment securities (excluding short-term investments) were $22,312,533 and $25,749,123, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for the Fund were as follows:

	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
Shares sold	722,923	1,651,201
Shares issued in reinvestment of dividends	380,283	363,403
Shares redeemed	(1,584,120)	(2,064,276)
Net decrease	(480,914)	(49,672)

The Fund imposes a 2% redemption fee on shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 6. Capital Share Transactions

On December 31, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	91%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2009 and 2008, respectively, by the Fund were as follows:

Ordinary Income
2009	2008
$3,055,599	$3,005,159

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forward contracts mark to market and defaulted bond income accruals.

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Dividends payable	$(18,697)
Accumulated realized loss	(40,271,863)
Unrealized depreciation	(355,508)
Deferral of post-October capital losses	(281,800)
Deferral of post-October currency losses	(72,584)
$(41,000,452)

At December 31, 2009, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2010	2011	2012	2013	2014	2015	2016	2017
$24,516,347	$5,397,886	$2,626,651	$940,567	$1,166,759	$297,542	$2,721,368	$2,604,743

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
December 31, 2009

Note 7. Federal Income Taxes

During the tax year ended December 31, 2009, the Fund did not utilize any of the capital loss carryforwards and $9,989,083 of the capital loss carryforwards expired.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforwards before they expire.

At December 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $32,689,171, $1,875,032, $(2,230,400) and $(355,368), respectively.

At December 31, 2009, the Fund reclassified $88,720 to undistributed net investment income and $9,900,363 to accumulated loss from paid in capital to adjust for current period permenant book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, realized gain/(loss) on the sale of defaulted bonds and expiration of capital loss carryforwards. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

Effective June 30, 2009, the Fund adopted the Financial Accounting Standards Board ("FASB") amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through February 18, 2010. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Credit Suisse Global High Yield Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Global High Yield Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global High Yield Fund, Inc. (the "Fund") at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 18, 2010

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 16 and 17, 2009, considered the following factors with respect to the Global High Yield Fund, Inc. (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.00% paid by the Fund after taking waivers and expense reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Global High Yield Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was above the median of the Expense Group, the fee was considered reasonable, recognizing that the Net Advisory Fee was among the lowest of the Expense Group.

•  The Fund's performance was above the median of its Performance Universe for all time periods except the two year period. It was also above the median of its Performance Group for the four and five year periods, but was below the median of its Performance Group for all remaining time periods. The Board determined that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund, which had increased due to additional resources Credit Suisse had made available, and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and reimburse expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the fee waivers, expense reimbursements and the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	13	Director of Epoch Holding Corporation
					(an investment management and investment advisory services company); Director of Starcomms PLC. (telecommunications company); Director of The Adams Express Company, Petroleum and Resources Corporation, The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	11	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2  Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on
February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	11	None

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	13	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Credit Suisse Global High Yield Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

Credit Suisse Global High Yield Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

This page intentionally left blank

This page intentionally left blank

This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-AR-1209

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2009. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2008 and December 31, 2009.

	2008	2009
Audit Fees	$27,500	$27,500
Audit-Related Fees(1)	$3,400	$3,400
Tax Fees(2)	$3,255	$2,800
All Other Fees	—	—
Total	$34,155	$33,700

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,400 for 2008 and $3,400 for 2009).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s

3

investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2008 and December 31, 2009.

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

4

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2008 and December 31, 2009:

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2008 and December 31, 2009 were $6,655 and $6,200, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

5

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

6

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: February 25, 2010

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: February 25, 2010

8